SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Value-added taxes (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Value added taxes
Value-added taxes rate	6.00%
(Loss) Earnings per share
Dilutive stocks	$ 0	$ 0	$ 0
Foreign currency translation
Year-end spot rate	6.8972	6.3726
Average rate	6.7290	6.4508	6.9042